Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shares Issued, Price Per Share	$ 18.00	$ 18.00
Percent of gross proceeds to equity proceeds	60.00%	60.00%
Warrant redemption price	$ 0.01	$ 0.01
Share Issue Price One [Member]
Shares Issued, Price Per Share	$ 9.20	$ 9.20
Percent of redemption trigger price to market value and issue price	115.00%	115.00%
Share Issue Price Two [Member]
Percent of redemption trigger price to market value and issue price	180.00%	180.00%
Share redemption trigger price	$ 18.00	$ 18.00
Private Placement [Member]
Class of warrant or right outstanding	9,566,667	9,566,667
Warrant exercise price	$ 11.50	$ 11.50
Warrant term	5 years	5 years
Public Warrants [Member]
Class of warrant or right outstanding	19,166,667	19,166,667